Share-Based Compensation - Restricted and Ordinary Shares Narratives (Details) $ in Millions	Sep. 30, 2019 USD ($)
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares other than options	$ 0.5